Fair Value Measurements - Committed Financing (Details) - USD ($) $ / shares in Units, $ in Millions			6 Months Ended
	Mar. 31, 2024	Jan. 06, 2023	Jun. 30, 2023	Jun. 08, 2023
Priveterra | Intangible Assets of Old Aeon Acquired [Member]
Fair Value Measurements
Shares issued for Committed Financing (in shares)	2,226,182
Number of shares issued upon conversion		2,226,182
Additional Committed Financing Agreement with A1 | Intangible Assets of Old Aeon Acquired [Member]
Fair Value Measurements
Number of shares issued upon conversion			3,571,429
Conversion price of convertible debt			$ 7.00
Additional Committed Financing Agreement with A1 | Priveterra | Intangible Assets of Old Aeon Acquired [Member]
Fair Value Measurements
Aggregate principal amount				$ 20.0
Notes Issued			$ 14.0
Shares issued for Committed Financing (in shares)			2,226,182
Proceeds from issuance of convertible notes			$ 25.0
Additional Committed Financing Agreement with A1 | Class A member | Priveterra
Fair Value Measurements
Number of shares issued upon conversion			2,226,182
Committed Financing Arrangements | Intangible Assets of Old Aeon Acquired [Member]
Fair Value Measurements
Conversion price of convertible debt			$ 7.00
Loss on issuance of common stock shares			$ 13.7
Committed Financing Arrangements | Class A member
Fair Value Measurements
Number of shares issued upon conversion			3,571,429
Conversion price of convertible debt			$ 7.00
A1 and Daewoong | Priveterra | Intangible Assets of Old Aeon Acquired [Member]
Fair Value Measurements
Aggregate principal amount	$ 15.0	$ 15.0
Priveterra and Old AEON | Priveterra | Intangible Assets of Old Aeon Acquired [Member]
Fair Value Measurements
Aggregate principal amount	$ 5.0	$ 5.0